Tangible assets	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2024 and 2023, tangible assets (rights of use are not included) were acquired for EUR 4,738 million and EUR 4,705 million, respectively.
Likewise, in the first six months of 2024 and 2023 tangible asset items were disposed of with a carrying amount of EUR 2,979 million and EUR 2,713 million, generating a net profit of EUR 12 million and EUR 24 million, respectively.
b)   Property, plant and equipment purchase commitments
At 30 June 2024 and 2023, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2024, Grupo Santander has tangible assets under lease for the amount of EUR 1,999 million (EUR 2,182 million at 31 December 2023).